Taxes (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes
Increase (decrease) in amount of unrecognized tax benefits	$ 97,000,000
A reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	5,575,000,000	5,293,000,000	4,790,000,000
Additions based on tax positions related to the current year	401,000,000	672,000,000	1,054,000,000
Additions for tax positions of prior years	215,000,000	379,000,000	1,768,000,000
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(425,000,000)	(538,000,000)	(1,659,000,000)
Settlements	(94,000,000)	(231,000,000)	(660,000,000)
Balance at December 31	5,672,000,000	5,575,000,000	5,293,000,000
Unrecognized tax benefit on certain foreign tax losses appealed with taxing authority	1,386,000,000		1,475,000,000
Offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments, state income taxes and timing adjustments benefit	573,000,000
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	5,099,000,000	5,090,000,000	4,849,000,000
Recognized interest expense (benefit) and penalties	134,000,000	129,000,000	(15,000,000)
Interest and penalties accrued	533,000,000	461,000,000
Significant reduction in unrecognized tax benefits that is reasonably possible in the next 12 months	1,700,000,000
Undistributed earnings of non-U.S. subsidiaries	$ 44,400,000,000